Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	As of December 31,
	2016	2017
	RMB	RMB
Deposits	7,338	6,275
Prepaid advertising expense	2,223	1,392
Staff advances	2,187	3,560
Prepaid rent	1,770	2,496
Others	6,369	9,220

Prepayments and Other Current Assets	19,887	22,943